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                                                           [METLIFE LETTERHEAD]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

November 15, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-50540/811-05200
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    _________________________

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement, dated November 12, 2007 to the April 30, 2007 Prospectus (Class VA) (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the April 30, 2007 Prospectus contained in Post-Effective Amendment No. 24 for the Account filed electronically with the Commission on October 31, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
------------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company